Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Subsidiary, Sale of Stock [Line Items]
Summary of Company's Outstanding Warrants

The summary of the Company's outstanding common stock warrants at June 30, 2024 is as follows:

Description	Number of Warrants	Exercise price per share	Expiration Date
Private Placement Warrants	2,500,000	$11.50	11/1/2027
Public Warrants	2,875,000	$11.50	11/1/2027
April 2023 Convertible note warrants	3,868,060	$0.60	4/28/2028
April 2023 Convertible note warrants, related party	176,292	$0.60	4/28/2028
Total	9,419,352

The summary of the Company's outstanding common stock warrants at December 31, 2023 is as follows:

Description	Number of Warrants	Exercise price per share	Expiration Date
Private Placement Warrants	2,500,000	$11.50	11/1/2027
Public Warrants	2,875,000	$11.50	11/1/2027
April 2023 Convertible note warrants	3,868,060	$0.60	4/28/2028
April 2023 Convertible note warrants, related party	176,292	$0.60	4/28/2028
Outstanding Warrants	9,419,352

Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Schedule of Weighted Average Assumptions Used in Determining the Fair Value

The following weighted average assumptions were used in determining the fair value of the Private Placement Warrants at June 30, 2024:

June 30,
2024
Expected volatility	100%
Risk-free interest rate	4.52%
Expected term (in years)	3.34
Expected dividend yield	0%

The following weighted average assumptions were used in determining the fair value of the Private Placement Warrants at the date of the Ignyte Business Combination, November 1, 2022:

November 1,
2022
Expected volatility	6.85%
Risk-free interest rate	4.27%
Expected term (in years)	5.00
Expected dividend yield	0%

The following weighted average assumptions were used in determining the fair value of the Private Placement Warrants at December 31, 2022:

December 31,
2022
Expected volatility	30.0%
Risk-free interest rate	3.99%
Expected term (in years)	4.84
Expected dividend yield	0%

The following weighted average assumptions were used in determining the fair value of the Private Placement Warrants at December 31, 2023:

December 31,
2023
Expected volatility	84.0%
Risk-free interest rate	4.01%
Expected term (in years)	3.84
Expected dividend yield	0%